Finance income and charges - Schedule of finance income and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Interest income	£ 192	£ 232	£ 155
Fair value gain on financial instruments	123	155	61
Total interest income	315	387	216
Interest expense on bank loans, bonds and bank overdrafts	(390)	(349)	(322)
Interest charge on finance leases		(7)	(9)
Interest charge on all other borrowings(ii)	(120)	(122)	(64)
Fair value loss on financial instruments	(123)	(157)	(62)
Total interest charges	(648)	(635)	(457)
Net interest charges	(333)	(248)	(241)
Net finance income in respect of post employment plans in surplus (note 13)	26	29	9
Hyperinflation adjustment in respect of Venezuela (note 1)	6	10	18
Interest income in respect of direct and indirect tax	16	16	0
Other finance income	3	0	0
Total other finance income	51	55	27
Net finance charge in respect of post employment plans in deficit (note 13)	(17)	(22)	(20)
Unwinding of discounts	(24)	(17)	(14)
Interest charge in respect of direct and indirect tax	(22)	(11)	(10)
Change in financial liability (Level 3)	(6)	(8)	0
Other finance charges (exceptional)(iv)	0	(9)	0
Guarantee fees	(1)	0	0
Other finance charges	(1)	(3)	(2)
Total other finance charges	(71)	(70)	(46)
Net other finance charges	(20)	(15)	(19)
Interest expense on bonds		302	269
Interest income on financial assets not designated at fair value through profit or loss	46	86	73
Interest expense on financial liabilities not designated at fair value through profit or loss	(471)	£ (439)	£ (394)
Classified as finance leases under the previous accounting standard
Lease arrangement [Line Items]
Interest charge on lease liabilities	(6)
Classified as operating leases under the previous accounting standard
Lease arrangement [Line Items]
Interest charge on lease liabilities	£ (9)